Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Federal			$ 1,175,834
State			325,880
Deferred
Federal			(2,077,550)	$ (1,085,134)
State			(429,855)
Change in valuation allowance			2,507,405	$ 1,085,134
Income tax provision	$ 841,523	$ 0	$ 1,501,714